Reportable segments (Tables)	9 Months Ended
Sep. 30, 2024
Reportable segments
Schedule of segment reporting information

	2024	2023
Revenues
Technology	$5,385,359	$4,337,962
Telehealth	1,176,638	—

Total revenues	$6,561,998	$4,337,962

	2024	2023
Loss from operations
Technology	$23,942	$(1,522,628)
Telehealth	(55,972,646)	—
Non-operating corporate	(2,262,256)	—
Total loss from operations	$(58,210,961)	$(1,522,628)

	2024	2023
Total goodwill
Technology	$—	$—
Telehealth	4,916,694	—
Non-operating corporate	—	—
Total	$4,916,694	$—

	2024	2023
Depreciation and amortization
Technology	$2,971	$395
Telehealth	648,790	—
Total	$651,761	$395

	2024	2023
Capital expenditures
Technology	$15,357	$2,690
Telehealth	35,150	—
Total	$50,507	$2,690

	2024	2023
Interest expense
Technology	$55,678	$163,574
Telehealth	61,979	—
Non-operating corporate	473,430	—
Total	$591,087	$163,574

Schedule of reconciliation of consolidated segment operating income to consolidated earnings before taxes

	2024	2023
Operating loss	$(58,210,961)	$(1,522,628)
Interest expense	(591,087)	(163,574)
Other income	—	19,619
Change in fair value of financial instruments	6,285,706	92,448
Initial in fair value on financial instruments	(1,618,234)	—
Loss on extinguishment	(740,979)	—
Total other income (expense)	3,335,406	(51,507)
Loss before benefit from income taxes	(54,875,555)	(1,574,135)
Benefit from income taxes	2,791,238	590,954
Net loss	$(52,084,317)	$(983,181)

Summary of reportable segment total assets

	2024	2023
Total assets
Technology	$1,177,814	$830,791
Telehealth	20,797,775	—
Non-operating corporate	3,054,141	—
Total	$25,029,730	$830,791